Subsequent events (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 28, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 15, 2018
Subsequent events
Payments for Reimbursement of Share Premium		$ 430,000	$ 69,931
Reimbursement of share premium
Subsequent events
Reimbursement of share premium per share (in dollars per share)				$ 0.60
Payments for Reimbursement of Share Premium	$ 80,000